Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2005 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2005 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.10%)
Past 5 years	0.50%
Past 10 years	2.84%
Fidelity Advisor Freedom 2005 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.65%)
Past 5 years	(1.29%)
Past 10 years	1.26%
Fidelity Advisor Freedom 2005 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.65%)
Past 5 years	0.07%
Past 10 years	1.85%
Fidelity Advisor Freedom 2005 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.53%)
Past 5 years	0.95%
Past 10 years	2.84%
Fidelity Advisor Freedom 2005 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.30%)
Past 5 years	0.75%
Past 10 years	2.83%
Fidelity Advisor Freedom 2005 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.78%)
Past 5 years	1.97%
Past 10 years	3.72%
Fidelity Advisor Freedom 2005 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.78%)
Since Inception	2.17%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0556
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.18%
Past 10 years	3.92%

[1]	AFrom October 2, 2018.